CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 234,072	$ 125,236	$ 366,725	$ 237,883
COST OF REVENUES	227,347	113,014	355,750	223,086
GROSS PROFIT	6,725	12,222	10,975	14,797
OPERATING COSTS AND EXPENSES
Research and development	14,162	7,396	21,605	16,891
Marketing, general and administrative	16,527	10,942	27,343	20,987
Nishiwaki Fab restructuring costs and impairment	4,269		75,728
Amortization related to a lease agreement early termination		1,866		3,732
Merger related costs			1,229
TOTAL OPERATING COSTS AND EXPENSES	34,958	20,204	125,905	41,610
OPERATING LOSS	(28,233)	(7,982)	(114,930)	(26,813)
INTEREST EXPENSES, NET	(8,818)	(8,305)	(16,931)	(16,332)
OTHER FINANCING EXPENSE, NET	(12,276)	(8,213)	(32,393)	(7,227)
GAIN FROM ACQUISITION, NET	15,249		166,404
OTHER INCOME (EXPENSE), NET	64	201	203	(59)
PROFIT (LOSS) BEFORE INCOME TAX	(34,014)	(24,299)	2,353	(50,431)
INCOME TAX BENEFIT	11,566	1,412	14,020	4,393
PROFIT (LOSS)	(22,448)	(22,887)	16,373	(46,038)
Net loss attributable to the non controlling interest	6,702		6,702
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	(15,746)	(22,887)	23,075	(46,038)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE
Earnings (loss) per share attributable to the company	$ (0.31)	$ (0.59)	$ 0.47	$ (1.44)
Weighted average number of ordinary shares outstanding - in thousands	50,146	39,073	49,149	31,924
DILUTED EARNING PER ORDINARY SHARE
Earnings per share attributable to the company			$ 0.39
Profit (loss) for the period			$ 23,075
Weighted average number of ordinary shares outstanding - in thousands, used for diluted earnings per share			59,815